Financial and Other Non-Current Liabilities - Summary of Due Dates of the Financial Liabilities (Detail) - EUR (€)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Non-current conditional advances	€ 1,825,000	€ 4,049,000	€ 4,681,000
Current conditional advances	2,325,000	578,000	128,000
Supplier accounts payable and related payables	0
Not Later Than One Year [member]
Disclosure of financial liabilities [line items]
Current conditional advances	2,325,000	578,000	128,000
Current financial rent debts		12,000	21,000
Other current liabilities	15,751,000	14,692,000
Supplier accounts payable and related payables	16,941,000	13,720,000	10,034,000
Total financial liabilities	35,017,000	29,003,000	10,183,000
Later than one year and not later than five years [member]
Disclosure of financial liabilities [line items]
Non-current conditional advances	1,825,000	2,531,000	2,378,000
Non-current financial rent debts			12,000
Other non-current liabilities	8,421,000	10,370,000
Total financial liabilities	10,246,000	12,900,000	2,391,000
2021 [member]
Disclosure of financial liabilities [line items]
Non-current conditional advances		1,518,000	2,302,000
Other non-current liabilities	448,000	377,000
Total financial liabilities	448,000	1,895,000	2,302,000
Total, gross [member]
Disclosure of financial liabilities [line items]
Non-current conditional advances	1,825,000	4,049,000	4,681,000
Non-current financial rent debts			12,000
Other non-current liabilities	8,869,000	10,746,000
Current conditional advances	2,325,000	578,000	128,000
Current financial rent debts		12,000	21,000
Other current liabilities	15,751,000	14,692,000
Supplier accounts payable and related payables	16,941,000	13,720,000	10,034,000
Total financial liabilities	€ 45,711,000	€ 43,798,000	€ 14,876,000